Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2025 GBP (£) component segment	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 666,514	£ 661,755	£ 648,401
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	333,274	302,876	302,886
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	188,421	177,770	189,496
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	144,853	125,106	113,390
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	172,977	221,745	209,095
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	136,115	161,713	174,471
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	31,084	53,812	28,504
Other
Revenue from contracts with customers
Revenue from contracts with customers	5,778	6,220	6,120
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 160,263	£ 137,134	£ 136,420